Note 14 - Intangible Assets	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
14.	Intangible assets

	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Goodwill	25,794	21,919	22,387	22,622
Other intangible assets	21,655	7,930	9,375	9,744
Total	47,449	29,849	31,762	32,366

a)    Goodwill

Goodwill	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
As at July 1 / April 1	21,919	22,387	22,622	24,482
Goodwill on acquisition of Tembo	1,698	-	-	-
Foreign exchange	2,177	(468)	(235)	(1,860)
Carrying value	25,794	21,919	22,387	22,622

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Aevitas O Holdings Limited (allocated to the Critical
Power Services segment)	13,658	12,483	12,751	12,884
VivoPower Pty Ltd (allocated to the Solar Development segment)	10,319	9,436	9,636	9,738
Tembo (allocated to the Electric Vehicle segment)	1,817	-	-	-
Total	25,794	21,919	22,387	22,622

The Group conducts impairment tests on the carrying value of goodwill and intangibles annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated are determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming financial year and management projections for the following two years. Cash flows are also projected for subsequent years as management believes that the investment is held for the long term. These budgets and projections reflect management’s view of the expected market conditions and the position of the CGU’s products and services within those markets.

The CGU represented by Aevitas O Holdings Limited was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 10% ( June 30, 2020: 10.6%; June 30, 2019: 8.8%; March 31, 2019: 8.8%) and annual growth rate of 3% per annum. No sensitivity analysis is provided as the Company expects no foreseeable changes in the assumptions that would result in impairment of the goodwill.

Following the strategic pivot of the solar development business into sustainable energy solutions, management have re-assessed the applicability of the CGU which the VivoPower Pty Ltd goodwill and intangibles should be included within, for impairment assessment purposes. Whilst the strategic pivot requires development of new capabilities in the Company related to battery technology and grid connectivity, a significant portion of the existing technology, project execution methodology and management team of VivoPower Pty Ltd continue to provide solar development activity in the sustainable energy solutions segment. Furthermore, revenue streams of sustainable energy solutions include a significant solar component. Therefore, management have concluded that the VivoPower Pty Ltd goodwill and intangible assets can be included within the SES segment. Management have only included the solar element of future revenue streams when assessing impairment of VivoPower Pty Ltd goodwill and intangible assets.

The solar element of the CGU represented by VivoPower Pty Ltd was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary.

Key assumptions used in the assessment of impairment were weighted average cost of capital of 10.7% ( June 30, 2020: 10.9%; June 30, 2019: 11.0%; March 31, 2019: 11.0%), an average annual growth rate in years 1-5 of 120% during the hyperscaling phase of the business, an average of 53% of revenue derived from supporting infrastructure for electric vehicle sales will relate to solar infrastructure in years 1-5, with an average of 20% of electric light vehicles sold by the Company in years 1-5 will be sold with an additional sustainable energy solution; an average of 69% of standalone renewable power generation, storage and distribution projects revenue will relate to solar development in years 1-5.

If the conversion rate of sustainable energy solutions from supporting infrastructure for electric vehicles is only 5% instead of management’s estimate of 20%, the Company would have had to recognize an impairment of $0.3 million. If the implementation rate is nil instead of management’s estimate of 20%, the Company would have had to recognize an impairment of $4.8 million. If the forecast revenue for standalone renewable power generation, storage and distribution projects reduces by 90% compared to management’s estimate, the Company would have had to recognize an impairment of $3.4 million.

The CGU represented by Tembo e-LV B.V. and subsidiaries was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 10% and average annual growth rate of 748% per annum in years 1-5. No sensitivity analysis is provided as the Company expects no foreseeable changes in the assumptions that would result in impairment of the goodwill.

(b)	Other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	5,097	2,476	4,229	-	-	158	11,960
Foreign exchange	(55)	(26)	(44)	-	-	(1)	(126)
Additions	-	-	-	-	-	12	12
Disposals	(50)	-	-	-	-	-	(50)
At June 30, 2019	4,992	2,450	4,185	-	-	169	11,796
Foreign exchange	(103)	(51)	(86)	-	-	(4)	(244)
Additions	461	-	-	-	-	-	461
Disposals	(968)	-	-	-	-	(9)	(977)
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-	-	513	-	559
Acquisitions from business combinations	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
At June 30, 2021	5,781	3,028	4,484	12,248	513	169	26,223

Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	1,064	384	657	-	-	111	2,216
Foreign exchange	(6)	(4)	(7)	-	-	(1)	(18)
Amortization	100	41	70	-	-	12	223
At June 30, 2019	1,158	421	720	-	-	122	2,421
Foreign exchange	(24)	(9)	(15)	-	-	(2)	(50)
Amortization	404	160	273	-	-	31	868
Disposals	(133)	-	-	-	-	-	(133)
At June 30, 2020	1,405	572	978	-	-	151	3,106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	4,033	2,092	3,572	-	-	47	9,744
At June 30, 2019	3,834	2,029	2,465	-	-	47	9,375
At June 30, 2020	2,977	1,827	3,121	-	-	5	7,930
At June 30, 2021	3,623	2,173	3,116	12,248	495	-	21,655

Customer relationships, trade names and favorable supply contracts have an average remaining period of amortization of 9 years, 12 years and 12 years respectively.

Additions in the year comprise $0.5 million of post-acquisition electric vehicle product development costs in Tembo and $0.1 million of project development costs relating to the Yoogali Solar project in VivoPower Pty Ltd.

Intangible assets were acquired as part of business combinations during the year. They are recognized at their fair value at the date of acquisition and, where applicable, are subsequently amortized on a straight-line basis over their estimated useful economics lives:

(i)	Development expenditure
$12.2 million of development expenditure as part of the acquisition of the remaining 50% interest in Caret, LLC (formerly Innovative Solar Ventures I, LLC) as described in Note 12b. No amortization has been charged as the acquisition took place on June 30, 2021.

(ii)	Customer relationships and trade names
$1.5 million and $0.4 million of customer relationships and trade names, respectively, as part of the acquisition of Tembo as described in Note 12b. Tembo has customer relationships with a number of mining and industrial companies. The contracts can be expected to last at least 5 years. The trade name of Tembo 4x4 is capitalized and amortized over 6 years.

Intangible assets disposed of in the year relate to the Yoogali and Daisy Hill Solar projects in Australia as described in Note 5. Both intangible assets were categorized in customer relationships.